CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total
Balance at Dec. 31, 2018	$ 92	$ 256,980	$ (129,792)	$ (276)	$ (32,456)	$ 94,548
Issuance of shares upon exercise of options and vesting of RSUs	3	3,100	0	0	0	3,103
Purchase of treasury stock	(1)	0	(8,001)	0	0	(8,002)
Share-based compensation related to options and RSUs granted to employees and non-employees	0	5,292	0	0	0	5,292
Cash dividends paid	0	0	0	0	(6,720)	(6,720)
Other comprehensive income (loss)	0	0	0	276	0	276
Net income	0	0	0	0	3,977	3,977
Balance at Dec. 31, 2019	94	265,372	(137,793)	0	(35,199)	92,474
Issuance of shares upon exercise of options and vesting of RSUs	3	2,603	0	0	0	2,606
Issuance of ordinary shares in a public offering, net	8	85,418	0	0	0	85,426
Share-based compensation related to options and RSUs granted to employees and non-employees	0	8,771	0	0	0	8,771
Cash dividends paid	0	0	0	0	(8,442)	(8,442)
Other comprehensive income (loss)	0	0	0	1,772	0	1,772
Net income	0	0	0	0	27,248	27,248
Balance at Dec. 31, 2020	105	362,164	(137,793)	1,772	(16,393)	209,855
Issuance of shares upon exercise of options and vesting of RSUs	2	2,438	0	0	0	2,440
Purchase of treasury stock	0	0	(41,852)	0	0	(41,852)
Share-based compensation related to options and RSUs granted to employees and non-employees	0	14,164	0	0	0	14,164
Cash dividends paid	0	0	0	0	(10,865)	(10,865)
Other comprehensive income (loss)	0	0	0	(1,995)	0	(1,995)
Net income	0	0	0	0	33,751	33,751
Balance at Dec. 31, 2021	$ 107	$ 378,766	$ (179,645)	$ (223)	$ 6,493	$ 205,498